INDEBTEDNESS	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
INDEBTEDNESS
13. INDEBTEDNESS
The following table summarizes the Company's long-term debt as of the dates presented (in millions):

		December 31,
	Maturities	2020	2019
Revolving credit facility	August 2024	$61.0	$138.5
U.S. term loan	2021 - 2024	196.2	228.1
Multi-currency term loans	2021 - 2024	56.0	83.7
Total long-term debt		313.2	450.3
Less: Current maturities of long-term debt		14.6	17.1
Less: Unamortized debt issuance costs		3.4	4.3
Long-term debt, net		$295.2	$428.9
Credit Facility
On August 21, 2020, the Company entered into the Second Amendment to the Third Amended and Restated Credit Agreement (the "Credit Agreement Amendment"), dated as of January 23, 2018, as previously amended by the First Amendment to the Third Amended and Restated Credit Agreement, dated as of August 26, 2019 (together, as amended, the "Credit Agreement"). The Credit Agreement Amendment, among other things, relaxed certain requirements or constraints under which affirmative covenants related to net leverage ratios are determined. In connection with the closing of the Credit Agreement Amendment, a covenant was added requiring the Company to make partial prepayments of term-loan principal in the amount of $50.0 million, all of which were made during the third quarter of 2020.
Borrowings under the revolving credit facility (the "Revolver") and the term loan facilities bear interest, at the Company’s election, at either (i) the Eurocurrency Rate (as defined in the Credit Agreement), plus a spread based on the Company’s leverage ratio or (ii) the Base Rate (as defined in the Credit Agreement), which is a fluctuating rate equal to the highest of (a) the prime rate announced from time-to-time by Bank of America, (b) the Federal Reserve System’s federal funds rate, plus 0.50% and (c) the Eurocurrency Rate, plus 1.00%.
Indebtedness incurred under the credit facility is secured by substantially all of the Company’s tangible and intangible assets, including, without limitation, the Company’s intellectual property. The Company’s direct and indirect wholly-owned domestic subsidiaries have also guaranteed the obligations of the Company and the foreign borrowers under the Credit Agreement and pledged substantially all of their tangible and intangible assets as security for their obligations under such guarantee. Certain of the Company’s wholly-owned foreign subsidiaries have guaranteed the obligations of the foreign borrowers under the Credit Agreement and pledged certain of their assets as security for their obligations under such guarantee.
Repayments under the Credit Agreement can be accelerated by the lenders upon the occurrence of certain events of default, including, without limitation, a failure to pay any principal, interest or other amounts in respect of loans when due, breach by the Company (or its subsidiaries) of any of the covenants or representations contained in the Credit Agreement or related loan documents, failure of the Company (or its material subsidiaries) to pay any amounts owed with respect to other significant indebtedness of the Company or such subsidiary, or a bankruptcy event with respect to the Company or any of its material subsidiaries.
The Credit Agreement requires the Company to comply with various affirmative and negative covenants, including, without limitation (i) covenants to maintain a minimum specified interest coverage ratio and maximum specified net leverage ratio (or under certain circumstances, a maximum specified net secured leverage ratio), and (ii) covenants that prevent or restrict the Company’s ability to pay dividends, engage in certain mergers or acquisitions, make certain investments or loans, incur future indebtedness, engage in sale-leaseback transactions, alter its capital structure or line of business, prepay subordinated indebtedness, engage in certain transactions with affiliates and sell stock or assets. At December 31, 2020, the Company was in compliance with all covenants applicable to its credit facility.
Revolver
The commitments and available borrowing capacity under the Revolver were as follows as of the dates presented:

	Commitments	Outstanding Borrowings	Letter of Credit Outstanding	Borrowing Capacity (1)
December 31, 2020	$400.0	$61.0	$5.1	$333.9
December 31, 2019	$400.0	$138.5	$5.1	$256.4
(1)The Company's actual borrowing availability under the Revolver as of December 31, 2020 is constrained by certain financial covenants.
At December 31, 2020, borrowings under the Revolver include $61.0 million at a weighted-average LIBOR rate of 1.65%. At December 31, 2019, borrowings under the Revolver included $10.0 million at a base rate of 5.25% and $128.5 million at a weighted-average LIBOR rate of 3.27%. As of December 31, 2020 and 2019, letters of credit issued under the Revolver incurred interest at the rate of 1.50%, while commitment fees on the undrawn portion of the Revolver were charged at the rate of 0.225%.
Borrowings under the Revolver may be repaid at any time, but no later than at maturity in August 2024. The Company retains the right to terminate or reduce the size of the Revolver at any time.
Term Loan Facilities
As of December 31, 2020, the U.S term loan ("USTL") and multi-currency term loans ("MCTL") incurred interest at the rate of 1.65% and 1.50%, respectively. As of December 31, 2019, the USTL and MCTL incurred interest at the rate of 3.30% and 1.50%, respectively. The Eurocurrency rates used for the U.S. dollar-denominated term loan and the Euro-denominated term loans are one-month LIBOR and one-month or three-month Euribor, respectively. Prior to the execution of the Credit Agreement Amendment, amortization of term loan principal on both the USTL and the MCTL was required in equal quarterly installments at the rate of 5% per annum, as applied to the size of each facility as provided for in the Third Amended and Restated Credit Agreement, with the remaining balance due upon maturity. Pursuant to the Credit Agreement Amendment and the pro rata application of the partial prepayments of term-loan principal in the amount of $50.0 million during the third quarter of 2020, quarterly principal amortization payments on the USTL and the MCTL are required in the approximate fixed amounts of $2.8 million and €0.7 million, respectively. The remaining balance is still due upon maturity.
Third Amended and Restated Credit Agreement
On January 23, 2018, the Company amended its existing credit facility at the time, dated as of May 20, 2014 (the “Second Amended and Restated Credit Agreement”), whereby the existing credit agreement was amended and restated in its entirety (as amended and restated, the "Third Amended and Restated Credit Agreement"), by and among the Company and certain foreign subsidiaries of the Company, as borrowers, and certain domestic and foreign subsidiaries of the Company, as guarantors.
The Third Amended and Restated Credit Agreement provided for a $750.0 million credit facility that was scheduled to mature in five years, consisting of a revolving commitment in the amount of $400.0 million, which may be made available in U.S. dollars, Euro, British Pound and other foreign currencies, a U.S. term loan commitment in the amount of $250.0 million and a multi-currency term loan commitment in the amount of €81.7 million. The Third Amended and Restated Credit Agreement also includes an option to increase the size of the Revolver or incur incremental term loans by an amount equal to the greater of $250.0 million or 90% of the EBITDA of the Company and its subsidiaries for the four fiscal quarters prior to such increase or additional loan, subject to the satisfaction of certain terms and conditions. Proceeds from the debt issued under the Third Amended and Restated Credit Agreement were used, among other things, to (1) fund the Muuto acquisition and, (2) refinance certain indebtedness.
Maturities
As of December 31, 2020, the Company's contractual maturities of its debt are as follows (in millions):

2021	$14.6
2022	14.6
2023	14.6
2024	269.4
Total	$313.2
Deferred Financing Fees
Amortization expense related to deferred financing fees, recognized as a component of interest expense in the consolidated statements of operations, was $0.9 million, $1.0 million and $1.1 million for the years ended December 31, 2020, 2019 and 2018, respectively.
In connection with the Credit Agreement Amendment executed in the third quarter of 2020, the Company incurred $0.3 million of debt issuance costs, which were capitalized and are being amortized through August 2024. The Company recorded a loss on extinguishment of debt of approximately $0.2 million related to the write-down of the balance of the unamortized costs associated with the partial prepayments of term-loan principal noted above.
During 2019 and 2018, the Company recorded losses on extinguishment of debt of approximately $0.4 million and $1.4 million, respectively, related to amendments to its Credit Agreement.